Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets [Table Text Block]
The following is a summary of prepayments and other current assets:

	As of December 31,
	2017	2018
	RMB	RMB
Prepaid advertising fees	213,230	227,057
Employee advances	90,167	100,063
Input VAT	64,755	74,193
Rental and other deposits	73,110	100,214
Prepaid rental	22,795	19,365
Prepayment for service fees	26,039	28,052
Consideration and other receivables from Finance Business (due from a related party (Note 9))	58,164	82,725
Prepayment for film investment	37,081	75,029
Interest receivable	15,468	38,296
Others	56,463	68,409
Total	657,272	813,403